Document and Entity Information	6 Months Ended
Jun. 24, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Horizon Lines, Inc.
Entity Central Index Key	0001302707
Document Type	S-4/A
Document Period End Date	Jun. 24, 2012
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Non-accelerated Filer